Revenue from Contract with Customers - Schedule of Revenue by Geography (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disaggregation of Revenue [Line Items]
Total revenue	$ 2,388	$ 1,706
Asia Pacific
Disaggregation of Revenue [Line Items]
Total revenue	1,525	1,690
North America
Disaggregation of Revenue [Line Items]
Total revenue	521	0
Other
Disaggregation of Revenue [Line Items]
Total revenue	$ 342	$ 16